CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Loss	$ (8,745,293)	$ (8,755,881)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services rendered	0	32,775
Gain on forgiveness of debt and accrued interest	0	(122,520)
Employee and director equity-based compensation expense	2,692,462	2,970,027
Non-cash lease expense	79,637	22,138
Amortization of deferred R&D obligations - participation agreements	(774,025)	(555,745)
Changes in assets and liabilities:
Prepaid expenses	(44,338)	(28,125)
Security deposits	(29,058)	0
Accounts payable	(163,663)	(905,295)
Advanced payments for R&D obligations - participation agreements		85,304
Lease liabilities	(51,695)	(29,171)
Accrued liabilities	(66,639)	483,160
Net cash (used) in operating activities	(7,102,612)	(6,803,333)
Cash flows from investing activities:
Net cash (used) in investing activities	0	0
Cash Flow from Financing Activities:
Proceeds of loans payable, other	628,600	190,500
Payment of loans payable, other	(628,600)	(190,500)
Proceeds from sale of common stock warrants - participation agreements	0	55,697
Proceeds from public sale of common stock	0	15,644,507
Expenses related to public offering	0	(1,697,828)
Proceeds from sale of common stock, related party	0	50,000
Proceeds from sales of common stock	0	1,514,970
Net cash provided by financing activities	0	15,567,346
Increase (decrease) in cash	(7,102,612)	8,764,013
Cash at beginning of period	8,901,875	137,862
Cash at end of period	1,799,263	8,901,875
Cash paid during the period for:
Interest	10,920	3,084
Income taxes	$ 0	$ 0